Other non-operating income / expenses	12 Months Ended
Dec. 31, 2025
Other non-operating income expenses [Abstract]
Other non-operating income / expenses
Note 9—Other
non-operating
income / expenses

€ million	2025	2024	2023
Other non-operating income
Income from structured financing	5	17	—
Fair value increases on financial assets 1	3	5	—

Total	8	22	—

Other non-operating expenses
Fair value losses on other financial assets 1	(15)	(1)	—

Total	(15)	(1)	—

1	Represents fair value increases/ losses on assets included as part of ‘Other financial assets’ in the consolidated statement of financial position and required to be measured at fair value